Income Taxes - Effective income tax rate reconciliation (Details)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Taxes
Statutory Federal income tax rate	21.00%	21.00%
Offering Costs	(0.70%)	0.00%
Loss upon issuance of private placement warrants	(88.10%)	0.00%
Gain on settlement of deferred underwriting commissions	0.00%	(0.80%)
Change in fair value of warrant liabilities	120.10%	(21.70%)
Change in Valuation Allowance	(52.30%)	10.80%
Income tax provision	0.00%	9.30%